Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 2,715	$ 1,992	$ 1,747
Cost of goods sold		(701)	(550)	(462)
Gross profit		2,014	1,442	1,285
Operating expenses:
Selling, general and administrative expenses		9,684	9,434	10,009
Research and development expenses		10,495	8,448	6,486
Total operating expenses		20,179	17,882	16,495
Operating loss		(18,165)	(16,440)	(15,210)
Change in fair value of the warrant liability, net		15,103	12,780	564
Gain on warrant extinguishment		9,613	0	0
Loss on debt settlements and extinguishments		(29,924)	0	0
Interest expense		(21,703)	(14,328)	(67)
Other income (expense)		(41)	17	9
Net loss		(45,117)	(17,971)	(14,704)
Other comprehensive loss:
Foreign currency translation adjustments		83	(33)	(28)
Comprehensive loss		$ (45,034)	$ (18,004)	$ (14,732)
Common share data:
Basic and diluted loss per share	[1]	$ (6.50)	$ (3,707)	$ (5,096)
Weighted average number of basic and diluted shares outstanding	[1]	7,019,316	4,847	2,887

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016 and a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017.